UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	February 13, 2009

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	70

Form 13F Information Table Value Total:  	$181,302,000

Bainco International Investors
December 31, 2008

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     1996   133005 SH       SOLE                   133005
AT&T Inc                       COM              00206R102     5070   177882 SH       SOLE                   177882
Amgen                          COM              031162100      318     5500 SH       SOLE                     5500
Apple Inc                      COM              037833100     3409    39942 SH       SOLE                    39942
Avon Products Inc              COM              054303102     3006   125100 SH       SOLE                   125100
Baker Hughes                   COM              057224107     3016    94050 SH       SOLE                    94050
Bank of America                COM              060505104      153    10878 SH       SOLE                    10878
Baxter International Inc       COM              071813109     6176   115250 SH       SOLE                   115250
Berkshire Hathaway Cl A        COM              084670108      676        7 SH       SOLE                        7
Bristol Myers Co               COM              110122108     4984   214350 SH       SOLE                   214350
CVS Caremark Corp              COM              126650100     4389   152725 SH       SOLE                   152725
Carnival Corporation           COM              143658300      381    15650 SH       SOLE                    15650
Charles Schwab Corp            COM              808513105     4247   262675 SH       SOLE                   262675
Chevron Texaco Corp.           COM              166764100      281     3800 SH       SOLE                     3800
Cisco Systems Inc              COM              17275R102     4079   250254 SH       SOLE                   250254
Citigroup Inc                  COM              172967101      226    33684 SH       SOLE                    33684
Coach Inc                      COM              189754104      384    18500 SH       SOLE                    18500
ConocoPhillips                 COM              20825C104     3046    58800 SH       SOLE                    58800
Consumer Discretionary Sector  COM              81369y407     2227   103240 SH       SOLE                   103240
Consumer Staples Sector SPDR   COM              81369y308      242    10150 SH       SOLE                    10150
Covidien LTD                   COM              G2552X108     3828   105642 SH       SOLE                   105642
Du Pont E.I. De Nemours        COM              263534109     2127    84075 SH       SOLE                    84075
Emerson Electric               COM              291011104     2740    74850 SH       SOLE                    74850
Exxon Mobil Corp               COM              30231g102     1472    18434 SH       SOLE                    18434
Financial Select Sector SPDR   COM              81369y605     2635   210425 SH       SOLE                   210425
Genentech Inc.                 COM              368710406      514     6200 SH       SOLE                     6200
General Electric               COM              369604103      233    14405 SH       SOLE                    14405
Healthgate Data Corp. Com New  COM              42222h304        3    56666 SH       SOLE                    56666
Hexcel Corporation             COM              428291108     1938   262220 SH       SOLE                   262220
IDT Corp. CL B                 COM              448947309       13    31800 SH       SOLE                    31800
Intel Corporation              COM              458140100      518    35350 SH       SOLE                    35350
International Business Machine COM              459200101     3981    47300 SH       SOLE                    47300
JP Morgan Chase                COM              46625h100     3484   110506 SH       SOLE                   110506
Johnson & Johnson              COM              478160104    25733   430107 SH       SOLE                   430107
Juniper Networks Inc           COM              48203r104      971    55428 SH       SOLE                    55428
Lawson Software                COM              52078P102      111    23500 SH       SOLE                    23500
Marathon Oil Corp              COM              565849106     3437   125625 SH       SOLE                   125625
Maxim Integrated Prods.        COM              57772K101      640    56000 SH       SOLE                    56000
Merck                          COM              589331107      218     7156 SH       SOLE                     7156
Microsoft Corp                 COM              594918104     5311   273220 SH       SOLE                   273220
Mobilepro Corp.                COM              60742e205        0   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     3591   300225 SH       SOLE                   300225
Nortel Networks Corp           COM              656568508        6    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     1193    22875 SH       SOLE                    22875
Office Depot                   COM              676220106       49    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     4564   257400 SH       SOLE                   257400
Pfizer Inc                     COM              717081103      222    12510 SH       SOLE                    12510
Philip Morris International    COM              718172109     4757   109325 SH       SOLE                   109325
S&P 500 Depository Receipt (Sp COM              78462F103     3978    44086 SH       SOLE                    44086
SPDR Lehman 1-3 Month T-Bill   COM              78464a680     1140    24900 SH       SOLE                    24900
Smith International Inc        COM              832110100      306    13350 SH       SOLE                    13350
Starent Networks Corp          COM              85528p108     1835   153840 SH       SOLE                   153840
Supertex Inc                   COM              868532102      672    28000 SH       SOLE                    28000
TJX Companies Inc              COM              872540109     1909    92825 SH       SOLE                    92825
Tyler Technologies Inc.        COM              902252105    19736  1647381 SH       SOLE                  1647381
Utilities Select Sector SPDR   COM              81369y886     3199   110200 SH       SOLE                   110200
Vanguard FTSE All-World Ex-US  COM              922042775     3175    98236 SH       SOLE                    98236
Vanguard Total Stock Market VI COM              922908769      430     9620 SH       SOLE                     9620
Wal-Mart Stores                COM              931142103     4515    80545 SH       SOLE                    80545
Waste Management Inc           COM              94106l109     5061   152725 SH       SOLE                   152725
Windstream Corp                COM              97381w104     3364   365620 SH       SOLE                   365620
iBasis, Inc                    COM              450732201       61    43333 SH       SOLE                    43333
iShares Barclays Short Treasur COM              464288679     2291    20750 SH       SOLE                    20750
iShares Dow Jones US Total Mar COM              464287846      398     9020 SH       SOLE                     9020
iShares Investment Grade Corp  COM              464287242     3982    39170 SH       SOLE                    39170
iShares Lehman 1-3YR Credit Bo COM              464288646      515     5108 SH       SOLE                     5108
iShares MSCI Emerging Markets  COM              464287234     1452    58145 SH       SOLE                    58145
iShares MSCI Japan             COM              464286848      117    12200 SH       SOLE                    12200
Charles Schwab Corp Jan $17 1/                  8085159mw      242     1343 SH       SOLE                     1343
Northern Trust Corp. Jan $70 P                  6658599mn      329      185 SH       SOLE                      185